Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shareholders’ Equity

13. Shareholders’ Equity

Ordinary Shares

The Company was established under the laws of the British Virgin Islands on June 15, 2022. The Company is authorized to issue an unlimited number of Ordinary Shares of no par value. On June 15, 2022, the Company issued 50,000 shares to the controlling shareholder at no par value. On August 11, 2023, the Company’s sole shareholder, Gaderway Investments Limited, approved a share split of its outstanding ordinary shares at a ratio of 1:231.7, which became effective immediately, resulting in 11,585,000 ordinary shares issued and outstanding after the share split. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively adjusted to reflect the share split pursuant to ASC 260-10-55-12.

As a result, there are total 11,585,000 ordinary shares issued and outstanding as of December 31, 2023. The issuance of these 11,585,000 ordinary shares is considered as part of the Reorganization of the Company, which was retrospectively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On April 22, 2024, the Company completed its IPO of 1,666,667 ordinary shares at a public offering price of $4.5 per ordinary share on Nasdaq Capital Market under the symbol “MFI”. As a result of the offering, the outstanding and issued ordinary shares of the Company increased to 13,251,667. The Company received net proceeds of $5,689,251 (HK$44,376,168) from the offering after deducting underwriting discounts, commissions, legal fees, investor relations, other related expenses, an indemnity escrow and deferred IPO costs (see Note 2).

On September 6, 2024, the Company’s shareholders approved the re-designation and re-classification of the ordinary shares beneficially held by Gaderway Investments Limited into 9,046,892 Class B Ordinary Shares, each with 20 votes per share, and the ordinary shares held by other shareholders into 4,204,775 Class A Ordinary Shares, each with one vote per share, on a one for one basis.

Dividend

On March 23, 2022, m-FINANCE declared an interim dividend of HK$0.863 per share (equivalent to US$0.111 per share), or HK$10,000,000 in aggregate (equivalent to US$1,281,805), to its shareholder, which was settled in cash on March 24, 2022.

On June 30, 2022, m-FINANCE declared an interim dividend of HK$0.691 per share (equivalent to US$0.089 per share) or HK$8,000,000 (equivalent to US$1,025,444), to its shareholder, and the amount of the dividend payable was concurrently settled by netting off the outstanding amounts due from related parties.

On August 15, 2022, m-FINANCE declared an interim dividend of HK$0.873 per share (equivalent to US$0.112 per share) or HK$10,114,311 in aggregate (equivalent to US$1,296,457), to its shareholder, and the dividend payable was concurrently settled by netting off the outstanding amounts due from the related parties. The amounts due from related parties were presented as a reduction of the shareholder’s equity pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.

On March 27, 2023, the Company declared an interim dividend of HK$0.218 per share (equivalent to US$0.028 per share), or HK$2,528,413 in aggregate (equivalent to US$324,093), to its shareholder, which was settled in cash on the same day.

On July 31, 2023, the Company declared an interim dividend of HK$0.242 per share (equivalent to US$0.031 per share), or HK$2,800,800 in aggregate (equivalent to US$359,008), to its shareholder, which was settled in cash on the same day.

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements